Equity - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
IFRS Statement [Line Items]
Par value per share	$ 0.3	$ 0.3
Number of shares authorised	1,000,000,000	1,000,000,000
Number of shares issued	356,699,482	356,699,482
Accumulated Legal and special reserve	$ 79,931	$ 78,901
Proportion of ownership interest in associate	100.00%
Percentage Of Annual Net Income Set Aside As Legal Reserve	10.00%
Issued capital [member]
IFRS Statement [Line Items]
Par value per share	$ 0.3	$ 0.3
Number of shares outstanding	344,368,062	344,290,306
Treasury shares [member]
IFRS Statement [Line Items]
Number of shares outstanding	(12,332,000)	(12,409,000)	(12,492,000)	(12,693,000)